Cash, Cash Equivalents and Short-term Investments	12 Months Ended
Dec. 31, 2021
Cash, Cash Equivalents and Short-term Investments
Cash, Cash Equivalents and Short-term Investments

3. Cash, Cash Equivalents and Short-term Investments

Cash, cash equivalents and short-term investments consist of the following:

	As of December 31,
	2020	2021

	(In US$ thousands)
Cash and cash equivalents:
Cash	1,814,844	2,423,703
Short-term investments:
Bank time deposits	1,515,880	603,838
Wealth management products	166,168	107,224
Subtotal	1,682,048	711,062
Total cash, cash equivalents and short-term investments	3,496,892	3,134,765

The carrying amounts of cash, cash equivalents and short-term investments approximate fair value. Interest income was US$85.4 million, US$85.8 million and US$77.3 million for the years ended December 31, 2019, 2020 and 2021, respectively, including US$57.4 million, US$52.3 million and US$46.1 million interest income from cash, cash equivalents and short-term investments for the periods presented. The maturity dates for the time deposits and wealth management products were within one year.